Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (9.8%)
*	Meta Platforms Inc. Class A	467,910	123,865
*	Netflix Inc.	93,624	37,003
	Comcast Corp. Class A	884,331	34,798
*	Walt Disney Co.	384,051	33,781
	Verizon Communications Inc.	882,851	31,456
	AT&T Inc.	1,498,427	23,570
*	Charter Communications Inc. Class A	22,147	7,223
*	T-Mobile US Inc.	39,837	5,468
*	Warner Bros Discovery Inc.	464,811	5,243
*	Activision Blizzard Inc.	61,314	4,917
*	Take-Two Interactive Software Inc.	33,334	4,591
	Omnicom Group Inc.	42,655	3,762
	Interpublic Group of Cos. Inc.	81,660	3,037
*	Live Nation Entertainment Inc.	30,018	2,400
	Electronic Arts Inc.	17,484	2,238
*	Match Group Inc.	58,603	2,022
	Fox Corp. Class A	62,335	1,945
	Paramount Global Class B	106,024	1,613
	News Corp. Class A	86,976	1,593
	Fox Corp. Class B	29,038	848
*	DISH Network Corp. Class A	52,949	340
	News Corp. Class B	17,994	333
			332,046
Consumer Discretionary (10.7%)
*	Amazon.com Inc.	1,012,061	122,034
	Home Depot Inc.	100,700	28,543
	NIKE Inc. Class B	261,922	27,570
*	Booking Holdings Inc.	8,156	20,462
	McDonald's Corp.	58,501	16,679
	Starbucks Corp.	118,392	11,560
	Ford Motor Co.	823,278	9,879
	General Motors Co.	293,226	9,503
	Lowe's Cos. Inc.	39,411	7,927
	Ross Stores Inc.	72,396	7,502
	TJX Cos. Inc.	87,447	6,715
	Lennar Corp. Class A	52,983	5,676
*	Aptiv plc	57,007	5,021
	eBay Inc.	113,897	4,845
	Marriott International Inc. Class A	27,739	4,654
	Darden Restaurants Inc.	25,601	4,058
	Hilton Worldwide Holdings Inc.	29,164	3,970

		Shares	Market Value ($000)
*	Las Vegas Sands Corp.	69,109	3,810
*	Royal Caribbean Cruises Ltd.	46,116	3,734
*	NVR Inc.	634	3,521
	DR Horton Inc.	32,852	3,510
	Garmin Ltd.	32,260	3,328
	PulteGroup Inc.	47,385	3,131
	Best Buy Co. Inc.	41,377	3,007
*	Expedia Group Inc.	31,057	2,972
	LKQ Corp.	53,370	2,815
	Yum! Brands Inc.	21,178	2,725
	MGM Resorts International	66,103	2,597
*	CarMax Inc.	33,194	2,397
*	Carnival Corp.	210,006	2,358
	BorgWarner Inc.	49,153	2,179
	Wynn Resorts Ltd.	21,643	2,136
	Tapestry Inc.	49,471	1,980
*	Caesars Entertainment Inc.	44,923	1,842
	Bath & Body Works Inc.	48,164	1,697
	Hasbro Inc.	27,193	1,614
	Whirlpool Corp.	11,498	1,487
*	Norwegian Cruise Line Holdings Ltd.	88,030	1,307
	Genuine Parts Co.	8,257	1,230
	VF Corp.	69,197	1,192
	Domino's Pizza Inc.	4,040	1,171
*	Mohawk Industries Inc.	11,112	1,023
	Pool Corp.	3,057	967
	Ralph Lauren Corp. Class A	8,659	921
	Advance Auto Parts Inc.	12,533	914
*	Etsy Inc.	11,141	903
	Newell Brands Inc.	79,503	661
	Lennar Corp. Class B	360	34
			359,761
Consumer Staples (7.1%)
	Walmart Inc.	294,773	43,293
	Procter & Gamble Co.	223,166	31,801
	Coca-Cola Co.	286,314	17,081
	Costco Wholesale Corp.	31,714	16,224
	Philip Morris International Inc.	149,900	13,493
	Target Corp.	96,781	12,672
	Mondelez International Inc. Class A	131,855	9,679
	Estee Lauder Cos. Inc. Class A	48,725	8,967
	Altria Group Inc.	180,117	8,001
	Sysco Corp.	106,711	7,464
	Kraft Heinz Co.	167,354	6,396
	Kroger Co.	136,915	6,206
	Colgate-Palmolive Co.	79,003	5,876
	Kimberly-Clark Corp.	36,908	4,956
	Church & Dwight Co. Inc.	51,272	4,740
	Walgreens Boots Alliance Inc.	150,386	4,567
	Archer-Daniels-Midland Co.	58,550	4,137
	Constellation Brands Inc. Class A	15,003	3,645
	Conagra Brands Inc.	100,205	3,494
	General Mills Inc.	39,660	3,338
	J M Smucker Co.	22,413	3,286
	Tyson Foods Inc. Class A	60,021	3,039
	Keurig Dr Pepper Inc.	89,301	2,779
	Molson Coors Beverage Co. Class B	39,461	2,441
	Clorox Co.	14,258	2,255

		Shares	Market Value ($000)
	McCormick & Co. Inc. (Non-Voting)	25,762	2,209
	Bunge Ltd.	18,615	1,725
	Kellogg Co.	24,306	1,623
	Brown-Forman Corp. Class B	17,319	1,070
	Campbell Soup Co.	17,333	876
	Hormel Foods Corp.	17,112	655
			237,988
Energy (1.4%)
	Phillips 66	97,978	8,976
	Valero Energy Corp.	81,062	8,677
	Kinder Morgan Inc.	415,921	6,700
	Schlumberger NV	140,386	6,013
	Baker Hughes Co. Class A	211,536	5,764
	Halliburton Co.	190,114	5,447
	Marathon Petroleum Corp.	49,650	5,209
			46,786
Financials (19.1%)
*	Berkshire Hathaway Inc. Class B	378,751	121,609
	JPMorgan Chase & Co.	616,612	83,680
	Bank of America Corp.	1,467,219	40,774
	Wells Fargo & Co.	801,023	31,889
	S&P Global Inc.	69,208	25,429
	Goldman Sachs Group Inc.	71,195	23,060
	Morgan Stanley	274,675	22,457
	BlackRock Inc.	31,486	20,704
	Citigroup Inc.	407,168	18,046
*	PayPal Holdings Inc.	237,863	14,745
	CME Group Inc.	75,610	13,515
	Intercontinental Exchange Inc.	117,482	12,447
	American Express Co.	63,840	10,122
	PNC Financial Services Group Inc.	84,301	9,765
	US Bancorp	292,895	8,758
	Truist Financial Corp.	278,957	8,500
	Capital One Financial Corp.	80,210	8,359
	American International Group Inc.	156,237	8,254
	Aflac Inc.	117,700	7,558
	Chubb Ltd.	37,504	6,968
	Charles Schwab Corp.	131,492	6,928
	MetLife Inc.	138,586	6,867
	Fidelity National Information Services Inc.	124,783	6,809
	Marsh & McLennan Cos. Inc.	37,460	6,487
	Bank of New York Mellon Corp.	154,678	6,218
	Prudential Financial Inc.	77,427	6,093
	Allstate Corp.	55,295	5,997
	Moody's Corp.	17,531	5,555
	Global Payments Inc.	55,321	5,404
	T. Rowe Price Group Inc.	47,093	5,046
	State Street Corp.	73,301	4,986
	Willis Towers Watson plc	22,418	4,906
*	Fiserv Inc.	41,440	4,649
	Hartford Financial Services Group Inc.	66,125	4,531
	Aon plc Class A	14,659	4,519
	M&T Bank Corp.	35,635	4,246
	Travelers Cos. Inc.	22,342	3,781
	Fifth Third Bancorp	143,854	3,491
	MSCI Inc. Class A	7,239	3,406
	Regions Financial Corp.	196,636	3,396

		Shares	Market Value ($000)
	Arthur J Gallagher & Co.	16,052	3,216
	Cincinnati Financial Corp.	33,053	3,190
	Northern Trust Corp.	43,829	3,152
	Huntington Bancshares Inc.	303,442	3,129
	Synchrony Financial	91,793	2,842
	Citizens Financial Group Inc.	103,414	2,666
	Discover Financial Services	23,537	2,418
	Loews Corp.	40,942	2,293
	KeyCorp	195,819	1,829
*	FleetCor Technologies Inc.	7,268	1,647
	Franklin Resources Inc.	59,782	1,435
	Nasdaq Inc.	25,794	1,428
	Invesco Ltd.	95,307	1,371
	Assurant Inc.	11,132	1,336
	Everest Re Group Ltd.	3,777	1,284
	Brown & Brown Inc.	20,331	1,267
	FactSet Research Systems Inc.	3,232	1,244
	Principal Financial Group Inc.	18,710	1,225
	MarketAxess Holdings Inc.	4,013	1,093
	Comerica Inc.	27,333	987
	Cboe Global Markets Inc.	7,396	979
	Zions Bancorp NA	31,606	863
	Lincoln National Corp.	32,434	679
	Globe Life Inc.	5,713	589
			642,116
Health Care (8.9%)
	Johnson & Johnson	208,836	32,382
	Medtronic plc	279,635	23,143
	Stryker Corp.	70,881	19,533
	CVS Health Corp.	269,919	18,363
	Abbott Laboratories	175,938	17,946
	Zoetis Inc. Class A	97,989	15,973
	Becton Dickinson & Co.	59,681	14,428
*	Intuitive Surgical Inc.	37,571	11,566
*	Edwards Lifesciences Corp.	129,984	10,949
	Cigna Group	32,032	7,925
*	Boston Scientific Corp.	141,561	7,288
*	Centene Corp.	115,807	7,228
*	Illumina Inc.	33,082	6,506
	McKesson Corp.	15,536	6,072
	GE HealthCare Technologies Inc.	76,355	6,071
	AmerisourceBergen Corp.	33,993	5,784
	Zimmer Biomet Holdings Inc.	44,117	5,618
	HCA Healthcare Inc.	20,487	5,412
	West Pharmaceutical Services Inc.	15,550	5,203
*	Biogen Inc.	16,068	4,763
	Humana Inc.	9,474	4,755
	Cardinal Health Inc.	54,161	4,457
	Baxter International Inc.	106,247	4,326
*	Align Technology Inc.	15,253	4,311
	STERIS plc	20,877	4,175
*	IDEXX Laboratories Inc.	8,885	4,129
*	IQVIA Holdings Inc.	20,340	4,005
	Laboratory Corp. of America Holdings	18,637	3,961
	Cooper Cos. Inc.	10,381	3,857
	Revvity Inc.	26,613	3,069
	ResMed Inc.	14,204	2,994
	Agilent Technologies Inc.	24,879	2,878

		Shares	Market Value ($000)
	Viatris Inc.	254,552	2,329
	Teleflex Inc.	9,850	2,312
*	Mettler-Toledo International Inc.	1,623	2,145
*	Henry Schein Inc.	28,450	2,102
*	Charles River Laboratories International Inc.	10,657	2,061
	Universal Health Services Inc. Class B	13,464	1,779
*	Bio-Rad Laboratories Inc. Class A	4,512	1,685
	DENTSPLY SIRONA Inc.	45,071	1,628
*	Catalent Inc.	37,718	1,404
	Bio-Techne Corp.	17,113	1,400
*	DaVita Inc.	11,582	1,085
	Quest Diagnostics Inc.	7,987	1,059
	Organon & Co.	53,577	1,039
			301,098
Industrials (11.7%)
	Raytheon Technologies Corp.	307,869	28,367
	Honeywell International Inc.	140,448	26,910
	United Parcel Service Inc. Class B	153,414	25,620
*	Boeing Co.	118,214	24,317
	General Electric Co.	228,993	23,250
	Eaton Corp. plc	83,597	14,705
	Union Pacific Corp.	64,318	12,382
	3M Co.	115,744	10,800
	FedEx Corp.	48,816	10,641
	Norfolk Southern Corp.	47,892	9,970
	Caterpillar Inc.	43,768	9,005
	Parker-Hannifin Corp.	26,968	8,642
	Trane Technologies plc	48,164	7,862
	PACCAR Inc.	109,744	7,548
	Carrier Global Corp.	175,454	7,176
	CSX Corp.	229,859	7,050
	Otis Worldwide Corp.	87,189	6,932
	Rockwell Automation Inc.	24,131	6,723
	Emerson Electric Co.	84,124	6,535
	Illinois Tool Works Inc.	28,596	6,255
	Lockheed Martin Corp.	13,844	6,147
	Johnson Controls International plc	95,491	5,701
	Waste Management Inc.	32,005	5,182
	Xylem Inc.	50,204	5,030
*	Delta Air Lines Inc.	134,732	4,895
	United Rentals Inc.	14,568	4,863
	Fortive Corp.	74,214	4,832
	Ingersoll Rand Inc.	85,221	4,829
	General Dynamics Corp.	22,206	4,534
	TransDigm Group Inc.	5,784	4,475
	Dover Corp.	29,378	3,917
	Verisk Analytics Inc. Class A	17,749	3,889
	Southwest Airlines Co.	124,923	3,731
	Northrop Grumman Corp.	8,479	3,692
	Westinghouse Air Brake Technologies Corp.	38,245	3,543
	L3Harris Technologies Inc.	20,058	3,529
	Cintas Corp.	7,446	3,516
	AMETEK Inc.	24,119	3,499
	Howmet Aerospace Inc.	77,407	3,309
	Fastenal Co.	61,186	3,295
*	United Airlines Holdings Inc.	68,691	3,260
	Paychex Inc.	29,000	3,043
	Cummins Inc.	14,557	2,976

		Shares	Market Value ($000)
	Jacobs Solutions Inc.	26,627	2,918
	Republic Services Inc. Class A	19,403	2,748
	Equifax Inc.	13,122	2,737
	Textron Inc.	43,871	2,714
	Nordson Corp.	11,273	2,457
	Stanley Black & Decker Inc.	31,055	2,328
*	American Airlines Group Inc.	137,349	2,030
*	Ceridian HCM Holding Inc.	32,314	1,999
	Allegion plc	18,420	1,929
	Pentair plc	34,694	1,924
	Broadridge Financial Solutions Inc.	12,838	1,884
	A O Smith Corp.	26,589	1,700
	Huntington Ingalls Industries Inc.	8,409	1,693
	Robert Half International Inc.	22,538	1,465
*	Generac Holdings Inc.	13,360	1,455
	IDEX Corp.	6,783	1,351
*	Alaska Air Group Inc.	26,945	1,211
	Snap-on Inc.	4,812	1,197
	CH Robinson Worldwide Inc.	11,458	1,083
	Leidos Holdings Inc.	10,096	788
	Masco Corp.	13,736	664
			394,652
Information Technology (18.2%)
	Microsoft Corp.	657,239	215,831
*	Salesforce Inc.	210,226	46,960
	Cisco Systems Inc.	863,533	42,892
	Broadcom Inc.	35,138	28,390
	Intel Corp.	869,723	27,344
	International Business Machines Corp.	190,053	24,439
*	Adobe Inc.	51,012	21,312
	Accenture plc Class A	67,521	20,656
*	Advanced Micro Devices Inc.	155,940	18,434
	Micron Technology Inc.	229,401	15,645
	Oracle Corp.	132,454	14,032
	Texas Instruments Inc.	70,479	12,255
	Intuit Inc.	27,761	11,635
	Roper Technologies Inc.	22,292	10,125
	Analog Devices Inc.	56,480	10,036
	TE Connectivity Ltd.	66,564	8,153
	Cognizant Technology Solutions Corp. Class A	107,019	6,688
*	ANSYS Inc.	18,318	5,928
	HP Inc.	181,873	5,285
	Corning Inc.	159,885	4,926
	Motorola Solutions Inc.	15,818	4,459
	Microchip Technology Inc.	58,672	4,416
*	Autodesk Inc.	20,422	4,072
	NXP Semiconductors NV	22,340	4,001
	Hewlett Packard Enterprise Co.	268,956	3,878
*	Teledyne Technologies Inc.	9,869	3,836
	Skyworks Solutions Inc.	33,451	3,462
*	Akamai Technologies Inc.	33,020	3,042
	NetApp Inc.	45,288	3,005
*	Zebra Technologies Corp. Class A	10,859	2,851
*	Keysight Technologies Inc.	17,205	2,784
*	Western Digital Corp.	66,996	2,595
	Seagate Technology Holdings plc	40,339	2,424
*	Trimble Inc.	51,846	2,420
*	VeriSign Inc.	9,796	2,188

		Shares	Market Value ($000)
	Juniper Networks Inc.	68,432	2,078
*	Qorvo Inc.	20,926	2,035
*	F5 Inc.	12,607	1,861
*	Tyler Technologies Inc.	4,659	1,849
	CDW Corp.	10,509	1,804
	Teradyne Inc.	16,772	1,680
*	DXC Technology Co.	48,125	1,205
*	EPAM Systems Inc.	3,882	996
	Gen Digital Inc.	56,489	991
			614,898
Materials (3.0%)
	Linde plc	40,383	14,282
	Sherwin-Williams Co.	49,582	11,294
	Ecolab Inc.	52,106	8,600
	Dow Inc.	148,263	7,232
	Newmont Corp.	166,897	6,768
	PPG Industries Inc.	49,434	6,490
	DuPont de Nemours Inc.	96,350	6,474
	Martin Marietta Materials Inc.	13,065	5,200
	LyondellBasell Industries NV Class A	53,324	4,561
	International Flavors & Fragrances Inc.	53,516	4,136
	Ball Corp.	66,043	3,379
	Amcor plc	312,300	3,011
	Avery Dennison Corp.	17,003	2,740
	Corteva Inc.	46,457	2,485
	Packaging Corp. of America	19,437	2,411
	Vulcan Materials Co.	11,412	2,231
	International Paper Co.	74,699	2,199
	Celanese Corp. Class A	20,901	2,174
	Eastman Chemical Co.	24,898	1,919
	Westrock Co.	53,800	1,507
	Sealed Air Corp.	30,274	1,146
			100,239
Real Estate (4.4%)
	Prologis Inc.	194,067	24,171
	Equinix Inc.	19,454	14,504
	Crown Castle Inc.	91,043	10,307
	American Tower Corp.	46,013	8,487
	Realty Income Corp.	131,783	7,833
	Welltower Inc.	99,338	7,412
	Simon Property Group Inc.	68,750	7,229
	Digital Realty Trust Inc.	60,400	6,189
	AvalonBay Communities Inc.	29,426	5,119
*	CBRE Group Inc. Class A	66,471	4,980
	Equity Residential	71,589	4,353
	Invitation Homes Inc.	122,282	4,143
	Alexandria Real Estate Equities Inc.	33,131	3,759
	Ventas Inc.	84,101	3,628
	Public Storage	12,646	3,583
	Mid-America Apartment Communities Inc.	24,297	3,573
	Essex Property Trust Inc.	13,574	2,933
	VICI Properties Inc. Class A	90,689	2,805
	UDR Inc.	64,930	2,576
	Host Hotels & Resorts Inc.	150,103	2,492
	Camden Property Trust	23,108	2,414
	Kimco Realty Corp.	129,824	2,386
	Healthpeak Properties Inc.	114,737	2,290

			Shares	Market Value ($000)
		SBA Communications Corp. Class A	9,983	2,214
		Extra Space Storage Inc.	14,128	2,038
		Weyerhaeuser Co.	66,130	1,895
		Regency Centers Corp.	32,297	1,817
		Boston Properties Inc.	29,868	1,454
		Federal Realty Investment Trust	15,468	1,364
		Iron Mountain Inc.	22,671	1,211
				149,159
Utilities (5.3%)
		NextEra Energy Inc.	417,760	30,689
		Southern Co.	228,832	15,961
		Duke Energy Corp.	161,822	14,449
		American Electric Power Co. Inc.	108,014	8,978
		Dominion Energy Inc.	175,163	8,807
		Exelon Corp.	208,953	8,285
		Xcel Energy Inc.	115,031	7,510
		Consolidated Edison Inc.	74,565	6,957
		Public Service Enterprise Group Inc.	104,879	6,267
		American Water Works Co. Inc.	40,583	5,862
		Constellation Energy Corp.	68,667	5,770
		Edison International	80,232	5,417
		Eversource Energy	73,186	5,067
		Ameren Corp.	54,394	4,410
		DTE Energy Co.	40,762	4,386
		FirstEnergy Corp.	114,213	4,271
		Entergy Corp.	42,834	4,206
		PPL Corp.	154,854	4,057
		Sempra Energy	26,489	3,802
		CenterPoint Energy Inc.	132,533	3,739
		CMS Energy Corp.	61,164	3,546
		Evergy Inc.	48,232	2,790
		WEC Energy Group Inc.	31,792	2,777
		Alliant Energy Corp.	52,735	2,714
		NiSource Inc.	85,251	2,292
		Pinnacle West Capital Corp.	23,732	1,834
		Atmos Energy Corp.	11,800	1,360
		AES Corp.	57,760	1,140
		NRG Energy Inc.	25,690	868
				178,211
Total Common Stocks (Cost $3,266,822)				3,356,954
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $5,878)	5.125%	58,793	5,878
Total Investments (99.8%) (Cost $3,272,700)				3,362,832
Other Assets and Liabilities—Net (0.2%)				6,287
Net Assets (100%)				3,369,119
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	29	6,076	69

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/31/23	BANA	2,961	(5.073)	—	(170)
Johnson Controls Inc.	8/31/23	BANA	3,037	(5.073)	—	(117)
					—	(287)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,356,954	—	—	3,356,954
Temporary Cash Investments	5,878	—	—	5,878
Total	3,362,832	—	—	3,362,832

Derivative Financial Instruments
Assets
Futures Contracts[1]	69	—	—	69
Liabilities
Swap Contracts	—	287	—	287
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.